united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-2300

Princeton Everest Fund
(Exact name of registrant as specified in charter)

8000 Normandale Lake Blvd, Suite 1900, Minneapolis, MN	55437
(Address of principal executive offices)	(Zip code)

Philip B. Sineneng, Thompson Hine LLP
Huntington Center, 41 S. High Street, Suite 1700 | Columbus, Ohio 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code:	952-897-5390

Date of fiscal year end:	3/31

Date of reporting period:	9/30/24

Item 1. Reports to Stockholders.

(a)       Insert Long Form Financial Statements

Semi-Annual Report

September 30, 2024

A, I, II and L Share Classes

Managed By:

Princeton Fund Advisors, LLC

8500 Normandale Lake Blvd.

Suite 1900

Minneapolis, MN 55437

1-855-924-2454

Princeton Everest Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2024

The Fund’s performance figures* for the periods ended September 30, 2024, compared to its benchmark:

					Annualized	Annualized	Annualized	Annualized
					Since	Since	Since	Since
			Annualized		Inception(a)	Inception(b)	Inception(c)	Inception(d)
	Six	One	Three	Annualized	September 30,	September 30,	September 30,	September 30,
	Months	Year	Year	Five Year	2024	2024	2024	2024
Princeton Everest Fund – Class A	2.94%	7.05%	4.78%	9.57%	8.69%	N/A	N/A	N/A
Princeton Everest Fund – Class A with load	-0.69%	3.32%	3.54%	8.78%	8.22%	N/A	N/A	N/A
Princeton Everest Fund – Class I	3.24%	7.71%	5.43%	10.22%	N/A	9.30%	N/A	N/A
Princeton Everest Fund – Class II	3.11%	7.39%	5.11%	9.89%	N/A	N/A	9.00%	N/A
Princeton Everest Fund – Class L	2.84%	6.83%	4.51%	9.29%	N/A	N/A	N/A	8.13%
Princeton Everest Fund – Class L with load	0.50%	4.41%	3.73%	8.79%	N/A	N/A	N/A	7.74%
S&P 500 Total Return Index	10.42%	36.35%	11.91%	15.98%	15.01%	15.17%	14.63%	14.65%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A and Class L maximum applicable sales charge of 3.50% and 2.25%, respectively, where applicable. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses, before recoupment, and including acquired fund fees and expenses are 6.12%, 5.52%, 5.82% and 6.37% for Class A, Class I, Class II and Class L shares, respectively, per the Fund’s prospectus dated July 31, 2024. After this fee waiver, the expense ratios are 6.05%, 5.45%, 5.75% and 6.30% for Class A, Class I, Class II, and Class L shares, respectively. The Fund’s performance would have been lower had Princeton Fund Advisors, LLC (the “Adviser”) not waived fees and/or reimbursed or recaptured expenses. The Fund’s performance would have been higher in years when the Adviser recaptured previously waived fees and/or reimbursed expenses. Class A and Class L shares are subject to sales charges, as described above, imposed on purchases which may be reduced or waived by the Adviser. All share classes are subject to a maximum early repurchase fee of 2.00% if redeemed within one year of purchase. For performance information current to the most recent month-end, please call toll-free 1-855-924-2454.

(a)	Inception date for Class A is July 1, 2016.

(b)	Inception date for Class I is May 13, 2016.

(c)	Inception date for Class II is April 3, 2017.

(d)	Inception date for Class L is July 2, 2018.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors may not invest in the index directly.

Princeton Everest Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
September 30, 2024

The Fund’s holdings by asset classes as of September 30, 2024, are as follows:

% of
Asset Class	Net Assets
Private Funds	71.5%
Mutual Funds	12.8%
Exchange-Traded Funds	10.1%
Short Term Investment	5.4%
Business Development Companies	3.2%
Liabilities In Excess of Other Assets	-3.0%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a listing of the Fund’s holdings.

Princeton Everest Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2024

							Unrealized
					% of		Appreciation/
	Geographic				Net		(Depreciation)
Investments	Region	Shares	Cost	Fair Value	Assets		from Investments
PRIVATE FUNDS (f) - 71.5%
Apollo Hybrid Value Fund, L.P. (a)(e)	Americas		$11,527,238	$13,156,243	9.2%		$1,629,005
Apollo Investment Fund VI L.P. (a)	Americas		84,646	84,908	0.1		262
Apollo Investment Fund X L.P. (a)(e)	Americas		2,495,414	2,765,535	1.9		270,121
Bain Capital Fund X, L.P. (a)	Americas		6,343,102	5,916,964	4.1		(426,138)
Bain Capital Special Situations Asia, L.P. (a)(e)(g)	Asia		3,421,739	4,038,861	2.8		617,122
Blackstone Capital Partners IX LP (a)(e)	Americas		—	(27,347)	(0.0	)(i)	(27,347)
Blackstone Partners V LP (a)	Americas		15,912	14,378	0.0	(h)	(1,534)
Blackstone Partners VIII LP (a)(e)	Americas		2,362,057	2,844,422	2.0		482,365
Bridge Debt Strategies Fund II LP (a)(e)	Americas		815,162	601,863	0.4		(213,299)
Carlyle Direct Alternative Opportunities Fund II (a)(e)	Americas		3,041,995	3,203,784	2.2		161,789
Carlyle Partners VIII, L.P. (a)(e)	Americas		5,460,885	5,623,431	3.9		162,546
Ellington Private Opportunities Partners II LP (a)(c)(e)	Americas		10	2,282,798	1.6		2,282,788
Ellington Private Opportunities Partners III LP (a)(e)	Americas		1,881,000	2,580,302	1.8		699,302
Guggenheim Private Debt Fund 2.0, LLC (a)(e)	Americas		564,844	93,854	0.1		(470,990)
Hellman & Friedman Capital Partners X LP (a)(e)	North America & Europe		387,007	425,569	0.3		38,562
KKR Americas Fund XII L.P. (a)(e)	Americas		1,643,545	2,618,962	1.8		975,417
KKR Asian Fund III L.P. (a)(e)	Asia		2,726,808	3,541,516	2.4		814,708
KKR European Fund V (a)(e)	Europe		2,942,964	3,280,204	2.3		337,240
KKR Indigo Equity Partners (a)(e)	Americas		1,952,798	2,122,901	1.5		170,103
KKR North America Fund XI L.P. (a)(e)	Americas		5,532,440	3,354,015	2.3		(2,178,425)
KKR North America Fund XIII L.P. (a)(e)	Americas		2,845,197	3,215,997	2.2		370,800
Madison Dearborn Captial Partners V (a)	Americas		1,015	11,892	0.0	(h)	10,877
Silver Lake Alpine II, L.P. (a)(e)	Americas		3,496,460	4,050,590	2.8		554,130
Silver Lake Partners VII, L.P. (a)(e)	Americas		2,031,302	2,272,183	1.6		240,881
TPG Healthcare Partners, L.P. (a)(e)	Americas		4,506,231	5,733,116	4.0		1,226,885
TPG Partners V, L.P. (a)	Americas		5,039	5,114	0.0	(h)	75
TPG Partners VIII, L.P. (a)(e)	Americas		6,116,797	9,264,806	6.4		3,148,009
TPG Partners IX L.P. (a)(e)	Americas		4,006,674	4,317,679	3.0		311,005
Warburg Pincus Global Growth, L.P. (a)(e)	Global		7,769,500	12,773,730	8.9		5,004,230
Warburg Pincus Global Growth 14, L.P. (a)(e)	Global		2,008,500	2,675,679	1.9		667,179
TOTAL PRIVATE FUNDS			$85,986,281	$102,843,949	71.5%		$16,857,668

BUSINESS DEVELOPMENT COMPANIES - 3.2%
Nuveen Churchill Direct Lending Corp. (e)	Americas	2,446,715	7,355,121	4,570,160	3.2%		(2,784,961)
TOTAL BUSINESS DEVELOPMENT COMPANIES			$7,355,121	$4,570,160	3.2%		$(2,784,961)

EXCHANGE-TRADED FUNDS - 10.1%
FIXED INCOME - 10.1%
Invesco Senior Loan ETF	Americas	95,374	2,013,243	2,003,808	1.4%		(9,435)
Janus Henderson AAA CLO ETF	Americas	108,541	5,526,135	5,522,566	3.8		(3,569)
Janus Henderson B-BBB CLO ETF	Americas	101,400	4,998,645	4,963,530	3.5		(35,115)
SPDR Blackstone Senior Loan ETF	Americas	48,362	2,023,949	2,019,597	1.4		(4,352)
TOTAL EXCHNAGE-TRADED FUNDS			$14,561,972	$14,509,501	10.1%		$(52,471)

MUTUAL FUNDS - 12.8%
OPEN END FUNDS - 12.8%
Credit Suisse Floating Rate High Income Fund - Institutional Class	Americas	319,319	2,019,036	2,014,902	1.4%		(4,134)
DoubleLine Core Fixed Income Fund - Class I	Americas	535,331	5,010,698	5,080,291	3.5		69,593
Guggenheim- Total Return Bond Fund - Institutional Class	Americas	230,318	5,480,053	5,601,334	3.9		121,281
PIMCO Real Return Fund - Institutional Class	Americas	2	22	19	0.0	(h)	(3)
Princeton Premium Fund - Class I (b)	Americas	478,591	5,776,197	5,704,808	4.0		(71,389)
TOTAL MUTUAL FUNDS			$18,286,006	$18,401,354	12.8%		$115,348

SHORT TERM INVESTMENT - 5.4%
First American Government Obligations Fund - Class X 4.82% (d)(e)		7,774,591	$7,774,591	$7,774,591	5.4%
TOTAL SHORT TERM INVESTMENT			$7,774,591	$7,774,591	5.4%

TOTAL INVESTMENTS - 103.0% (Cost - $133,963,971)				$148,099,555
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%				(4,244,212)
NET ASSETS - 100.0%				$143,855,343

ETF - Exchange- Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	Securities are restricted to resale.

(b)	Affiliated fund.

(c)	The Fund’s investment in Ellington Private Opportunities Partners II LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Funds II (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund II (B) LP, a Cayman Islands exempted limited partnership.

(d)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2024.

(e)	All or a portion the investment is a holding of Princeton Private Investments Holdings, LLC, a wholly-owned subsidiary of the Fund. See Note 2.

(f)	The Fund is not able to obtain complete underlying investment holdings details on each of the Underlying Funds to determine if the Fund’s proportional, aggregated, indirect share of any investments held by the Fund exceeds 5% of net assets of the Fund as of September 30, 2024. The Underlying Funds may include investments of the indicated fund along with any combined affiliated partnerships

(g)	The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy.

(h)	Percentage rounds to less than 0.1%.

(i)	Negative balances represent accrued fund expenses and will be offset with future capital calls. .

See accompanying notes to consolidated financial statements.

Princeton Everest Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

ASSETS
Investment securities:
Unaffiliated investments at cost	$128,187,774
Affiliated investments at cost	5,776,197
Investments at cost	$133,963,971
Unaffiliated investments at fair value	$142,394,747
Affiliated investments at fair value	5,704,808
Investments at fair value	$148,099,555
Cash and restricted cash	348,181
Deposits with broker	934
Dividend and interest receivable	728,269
Prepaid expenses and other assets	28,978
TOTAL ASSETS	149,205,917

LIABILITIES
Subscriptions received in advance	340,000
Payable for Fund shares repurchased	3,957,216
Management fees payable	418,167
Distribution and servicing fees payable	314,075
Accrued expenses and other liabilities	321,116
TOTAL LIABILITIES	5,350,574
Commitments and contingencies (See Notes 2 and 9)
NET ASSETS	$143,855,343

Composition of Net Assets:
Paid in capital	$113,599,561
Accumulated earnings	30,255,782
NET ASSETS	$143,855,343

See accompanying notes to consolidated financial statements.

Princeton Everest Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
September 30, 2024

Class A Shares:
Net Assets	$16,345,273
Shares of beneficial interest outstanding ($0 par value) (unlimited shares authorized)	1,138,034
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$14.36
Maximum offering price per share (net asset value plus maximum sales charges of 3.50%)	$14.88

Class I Shares:
Net Assets	$113,411,985
Shares of beneficial interest outstanding ($0 par value) (unlimited shares authorized)	7,578,793
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$14.96

Class II Shares:
Net Assets	$7,220,672
Shares of beneficial interest outstanding ($0 par value) (unlimited shares authorized)	494,625
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$14.60

Class L Shares:
Net Assets	$6,877,413
Shares of beneficial interest outstanding ($0 par value) (unlimited shares authorized)	487,565
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$14.11
Maximum offering price per share (net asset value plus maximum sales charges of 2.25%)	$14.43

See accompanying notes to consolidated financial statements.

Princeton Everest Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2024

INVESTMENT INCOME
Dividends from unaffiliated investments	$2,498,081
Dividends from affiliated investments	125,378
Interest income	142,397
TOTAL INVESTMENT INCOME	2,765,856

EXPENSES
Management fees	863,465
Distribution and/or service fees
Class A	49,011
Class II	11,149
Class L	32,456
Interest expense	120,000
Professional fees	90,970
Administrative services fees	51,741
Printing and postage expenses	50,137
Accounting services fees	30,082
Trustees fees and expenses	30,082
Transfer agent fees	28,879
Compliance officer fees	21,152
Insurance expense	20,235
Custodian fees	3,084
Other expenses	3,008
TOTAL EXPENSES	1,405,451

Less: Fees waived by the adviser for affiliated investments (See Note 4)	(35,390)

NET EXPENSES	1,370,061

NET INVESTMENT INCOME	1,395,795

NET REALIZED AND UNREALIZED GAIN (LOSS) ON OPERATIONS
Net realized gain (loss) from:
Unaffiliated investments	6,706,011
Affiliated investments	(333,427)
6,372,584
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(3,398,642)
Affiliated investments	217,654
(3,180,988)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,191,596

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,587,391

See accompanying notes to consolidated financial statements.

Princeton Everest Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months
	Ended	For the
	September 30,	Year Ended
	2024	March 31,
	(Unaudited)	2024
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$1,395,795	$1,579,289
Net realized gain from investments	6,372,584	4,615,438
Net change in unrealized appreciation (depreciation) on investments	(3,180,988)	6,294,497
Net increase (decrease) in net assets resulting from operations	4,587,391	12,489,224

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	—	(210,628)
Class I	—	(1,777,680)
Class II	—	(102,973)
Class L	—	(99,434)
Total distributions to shareholders	—	(2,190,715)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	190,000	1,627,455
Class I	3,532,326	15,097,373
Class II	116,875	80,000
Reinvestment of distributions:
Class A	—	197,693
Class I	—	1,457,294
Class II	—	88,964
Class L	—	82,272
Redemption of shares
Class A	(555,694)	(1,701,116)
Class I	(3,456,865)	(7,480,469)
Class II	(405,282)	(137,488)
Class L	(920,672)	(1,223,457)
Exchanged of shares
Class A	—	576,449
Class C*	—	(576,449)
Class II	—	1,301,994
Class AA*	—	(1,301,994)
Class T*	—	(290,035)
Class L	—	290,035
Net increase (decrease) in net assets resulting from shares of beneficial interest	(1,499,312)	8,088,521

NET INCREASE IN NET ASSETS	3,088,079	18,387,030

NET ASSETS
Beginning of Period	140,767,264	122,380,234
End of Period	$143,855,343	$140,767,264

*	Class C, Class AA and Class T shares were converted to Class A, Class II and Class L shares, respectively on May 26, 2023.

See accompanying notes to consolidated financial statements.

Princeton Everest Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months
	Ended	For the
	September 30,	Year Ended
	2024	March 31,
	(Unaudited)	2024
SHARE ACTIVITY
Class A:
Shares Sold	13,384	123,900
Shares Reinvested	—	14,212
Shares Redeemed	(39,079)	(123,591)
Shares Exchanged	—	44,105
Net increase (decrease) in shares outstanding	(25,695)	58,626

Class I:
Shares Sold	241,920	1,095,035
Shares Reinvested	—	101,061
Shares Redeemed	(232,614)	(522,125)
Net increase in shares outstanding	9,306	673,971

Class C:*
Shares Exchanged	—	(44,548)
Net decrease in shares outstanding	—	(44,548)

Class II:
Shares Sold	8,177	5,948
Shares Reinvested	—	6,310
Shares Redeemed	(27,759)	(9,915)
Shares Exchanged	—	98,264
Net increase (decrease) in shares outstanding	(19,582)	100,607

Class AA:*
Shares Exchanged	—	(98,264)
Net decrease in shares outstanding	—	(98,264)

Class T:*
Shares Exchanged	—	(22,588)
Net decrease in shares outstanding	—	(22,588)

Class L:
Shares Reinvested	—	6,014
Shares Redeemed	(65,315)	(89,808)
Shares Exchanged	—	22,536
Net decrease in shares outstanding	(65,315)	(61,258)

*	Class C, Class AA and Class T shares were converted to Class A, Class II and Class L shares, respectively on May 26, 2023.

See accompanying notes to consolidated financial statements.

Princeton Everest Fund
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2024

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$4,587,391
Adjustments to reconcile net increase in net assets resulting from operations to net cash used by operating activities:
Net change in unrealized depreciation	3,180,988
Purchase of investments	(30,571,597)
Proceeds from sale of investments and return of capital distributions from investments	37,028,108
Net realized gain on investments	(6,372,584)
Sales of short-term investments, net	(5,442,722)
Changes in assets and liabilities:
Increase in dividend and interest receivable	(489,207)
Decrease in prepaid expenses and other assets	13,182
Increase in distribution and servicing fees payable	40,604
Increase in management fees payable	11,967
Increase in accrued expenses and other liabilities	7,691
Net Cash Provided by Operating Activities	1,993,821

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold, net of change in subscriptions received in advance	3,942,201
Payment of shares redeemed, net of payable for Fund shares repurchased	(6,199,179)
Net Cash Used by Financing Activities	(2,256,978)

NET DECREASE IN CASH AND RESTRICTED CASH	(263,157)
CASH AND RESTRICTED CASH - BEGINNING OF PERIOD	611,338
CASH AND RESTRICTED CASH - END OF PERIOD	$348,181

Supplemental disclosure of cash flow information:

Supplemental disclosure of non-cash activity:
Cash paid for interest	$120,000

See accompanying notes to consolidated financial statements.

Princeton Everest Fund
FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months	For the	For the	For the		For the
	Ended	Year	Year	Year	For the	Year
	September 30,	Ended	Ended	Ended	Year Ended	Ended
	2024	March 31,	March 31,	March 31,	March 31,	March 31,
Class A	(Unaudited)(6)	2024(6)	2023(6)	2022(6)	2021	2020
Net asset value, beginning of period	$13.95	$12.97	$14.69	$13.17	$10.09	$11.03

Gain (Loss) from investment operations:
Net investment income (loss)(1)	0.10	0.05	(0.02)	(0.23)	(0.15)	(0.04)
Net realized and unrealized gain (loss) on investments	0.31	1.10	(0.29)	2.40	3.41	(0.58)
Total from investment operations	0.41	1.15	(0.31)	2.17	3.26	(0.62)

Less distributions from:
Net investment income	—	(0.01)	—	—	—	(0.17)
Net realized gains	—	(0.16)	(1.41)	(0.65)	(0.18)	(0.15)
Total distributions	—	(0.17)	(1.41)	(0.65)	(0.18)	(0.32)

Net asset value, end of period	$14.36	$13.95	$12.97	$14.69	$13.17	$10.09

Total return(2)	2.94%	8.89%	(2.23)%	16.61%	32.53%	(5.87)%

Net assets, at end of period (000s)	$16,345	$16,232	$14,332	$13,710	$10,914	$8,250

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets(3,4)	2.43%	2.43%	2.59%	3.62%	4.32%	2.84%
Ratio of net expenses to average net assets(4)	2.38%	2.36%	2.52%	3.69%	4.38%	2.73%
Ratio of net investment income (loss) to average net assets(5)	1.47%	0.35%	(0.12)%	(1.62)%	(1.30)%	(0.36)%

Portfolio Turnover Rate	22%	18%	43%	67%	42%	63%
Senior securities, exclusive of treasury securities(7)	$—	$—	$—	$7,500,000	$17,500,000	$4,500,000
Asset coverage ratio of senior securities(8)	N/A	N/A	N/A	1572%	534%	1327%
Asset coverage, per $1,000 of senior securities principal amount(8)	N/A	N/A	N/A	$15,718	$5,342	$13,267

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions. Total returns would have been lower or higher absent the fee waiver/expense reimbursement or recapture, respectively.

(3)	Represents the ratio of expenses to average net assets absent fee waivers/expense reimbursements or recapture by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Consolidated. See Note 2.

(7)	Total amount of each class of senior securities outstanding at principal value at the end of the period presented.

(8)	The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the Fund’s consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine asset coverage, per $1,000 of senior securities principal amount.

See accompanying notes to consolidated financial statements.

Princeton Everest Fund
FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months					For the
	Ended	For the	For the	For the	For the	Year
	September 30,	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	2024	March 31,	March 31,	March 31,	March 31,	March 31,
Class I	(Unaudited)(6)	2024(6)	2023(6)	2022(6)	2021	2020
Net asset value, beginning of period	$14.49	$13.43	$15.07	$13.43	$10.22	$11.11

Gain (Loss) from investment operations:
Net investment income (loss)(1)	0.15	0.18	0.07	(0.14)	(0.08)	0.03
Net realized and unrealized gain (loss) on investments	0.32	1.11	(0.30)	2.43	3.47	(0.60)
Total from investment operations	0.47	1.29	(0.23)	2.29	3.39	(0.57)

Less distributions from:
Net investment income	—	(0.07)	—	—	—	(0.17)
Net realized gains	—	(0.16)	(1.41)	(0.65)	(0.18)	(0.15)
Total distributions	—	(0.23)	(1.41)	(0.65)	(0.18)	(0.32)

Net asset value, end of period	$14.96	$14.49	$13.43	$15.07	$13.43	$10.22

Total return(2)	3.24%	9.61%	(1.63)%	17.19%	33.40%	(5.36)%

Net assets, at end of period (000s)	$113,412	$109,673	$92,612	$80,258	$50,315	$34,864

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets(3,4)	1.83%	1.83%	1.99%	2.98%	3.73%	2.24%
Ratio of net expenses to average net assets(4)	1.78%	1.76%	1.91%	3.05%	3.79%	2.13%
Ratio of net investment income (loss) to average net assets(5)	2.07%	1.28%	0.48%	(0.99)%	(0.71)%	0.24%

Portfolio Turnover Rate	22%	18%	43%	67%	42%	63%
Senior securities, exclusive of treasury securities(7)	$—	$—	$—	$7,500,000	$17,500,000	$4,500,000
Asset coverage ratio of senior securities(8)	N/A	N/A	N/A	1572%	534%	1327%
Asset coverage, per $1,000 of senior securities principal amount(8)	N/A	N/A	N/A	$15,718	$5,342	$13,267

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions. Total returns would have been lower or higher absent the fee waiver/expense reimbursement or recapture, respectively.

(3)	Represents the ratio of expenses to average net assets absent fee waivers/expense reimbursements or recapture by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Consolidated. See Note 2.

(7)	Total amount of each class of senior securities outstanding at principal value at the end of the period presented.

(8)	The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the Fund’s consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine asset coverage, per $1,000 of senior securities principal amount.

See accompanying notes to consolidated financial statements.

Princeton Everest Fund
FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months	For the	For the	For the		For the
	Ended	Year	Year	Year	For the	Year
	September 30,	Ended	Ended	Ended	Year Ended	Ended
	2024	March 31,	March 31,	March 31,	March 31,	March 31,
Class II	(Unaudited)(6)	2024(6)	2023(6)	2022(6)	2021	2020
Net asset value, beginning of period	$14.16	$13.15	$14.83	$13.26	$10.12	$11.04

Gain (Loss) from investment operations:
Net investment income (loss)(1)	0.13	(0.04)	0.03	(0.19)	(0.11)	(0.01)
Net realized and unrealized gain (loss) on investments	0.31	1.25	(0.30)	2.41	3.43	(0.59)
Total from investment operations	0.44	1.21	(0.27)	2.22	3.32	(0.60)

Less distributions from:
Net investment income	—	(0.04)	—	—	—	(0.17)
Net realized gains	—	(0.16)	(1.41)	(0.65)	(0.18)	(0.15)
Total distributions	—	(0.20)	(1.41)	(0.65)	(0.18)	(0.32)

Net asset value, end of period	$14.60	$14.16	$13.15	$14.83	$13.26	$10.12

Total return(2)	3.11%	9.22%	(1.93)%	16.88%	33.03%	(5.68)%

Net assets, at end of period (000s)	$7,221	$7,279	$5,438	$4,883	$4,034	$3,045

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets(3,4)	2.13%	2.13%	2.29%	3.33%	4.02%	2.54%
Ratio of net expenses to average net assets(4)	2.08%	2.06%	2.21%	3.41%	4.08%	2.43%
Ratio of net investment income (loss) to average net assets(5)	1.77%	(0.28)%	0.18%	(1.34)%	(1.00)%	(0.05)%

Portfolio Turnover Rate	22%	18%	43%	67%	42%	63%
Senior securities, exclusive of treasury securities(7)	$—	$—	$—	$7,500,000	$17,500,000	$4,500,000
Asset coverage ratio of senior securities(8)	N/A	N/A	N/A	1572%	534%	1327%
Asset coverage, per $1,000 of senior securities principal amount(8)	N/A	N/A	N/A	$15,718	$5,342	$13,267

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions. Total returns would have been lower or higher absent the fee waiver/expense reimbursement or recapture, respectively.

(3)	Represents the ratio of expenses to average net assets absent fee waivers/expense reimbursements or recapture by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Consolidated. See Note 2.

(7)	Total amount of each class of senior securities outstanding at principal value at the end of the period presented.

(8)	The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the Fund’s consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine asset coverage, per $1,000 of senior securities principal amount.

See accompanying notes to consolidated financial statements.

Princeton Everest Fund
FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months					For the
	Ended	For the	For the	For the	For the	Year
	September 30,	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	2024	March 31,	March 31,	March 31,	March 31,	March 31,
Class L	(Unaudited)(6)	2024(6)	2023(6)	2022(6)	2021	2020
Net asset value, beginning of period	$13.72	$12.77	$14.53	$13.07	$10.03	$11.01

Gain (Loss) from investment operations:
Net investment loss(1)	0.08	0.02	(0.05)	(0.27)	(0.18)	(0.07)
Net realized and unrealized gain (loss) on investments	0.31	1.09	(0.30)	2.38	3.40	(0.59)
Total from investment operations	0.39	1.11	(0.35)	2.11	3.22	(0.66)

Less distributions from:
Net investment income	—	—	—	—	—	(0.17)
Net realized gains	—	(0.16)	(1.41)	(0.65)	(0.18)	(0.15)
Total distributions	—	(0.16)	(1.41)	(0.65)	(0.18)	(0.32)

Net asset value, end of period	$14.11	$13.72	$12.77	$14.53	$13.07	$10.03

Total return(2)	2.84%	8.68%	(2.55)%	16.27%	32.33%	(6.25)%

Net assets, at end of period (000s)	$6,877	$7,583	$7,845	$9,320	$8,811	$7,516

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets(3,4)	2.68%	2.68%	2.85%	3.92%	4.55%	3.09%
Ratio of net expenses to average net assets(4)	2.63%	2.61%	2.78%	4.00%	4.61%	2.97%
Ratio of net investment loss to average net assets(5)	1.22%	0.13%	(0.39)%	(1.92)%	(1.57)%	(0.60)%

Portfolio Turnover Rate	22%	18%	43%	67%	42%	63%
Senior securities, exclusive of treasury securities(7)	$—	$—	$—	$7,500,000	$17,500,000	$4,500,000
Asset coverage ratio of senior securities(8)	N/A	N/A	N/A	1572%	534%	1327%
Asset coverage, per $1,000 of senior securities principal amount(8)	N/A	N/A	N/A	$15,718	$5,342	$13,267

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions. Total returns would have been lower or higher absent the fee waiver/expense reimbursement or recapture, respectively.

(3)	Represents the ratio of expenses to average net assets absent fee waivers/expense reimbursements or recapture by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Consolidated. See Note 2.

(7)	Total amount of each class of senior securities outstanding at principal value at the end of the period presented.

(8)	The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the Fund’s consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine asset coverage, per $1,000 of senior securities principal amount.

See accompanying notes to consolidated financial statements.

Princeton Everest Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
September 30, 2024

1.	ORGANIZATION

Princeton Everest Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’), as a closed-end management investment company. The Fund was organized as a Delaware statutory trust on September 18, 2014. The Fund is non-diversified, and its investment objective is to seek long-term capital appreciation. The Fund commenced operations on May 13, 2016.

The Fund offers four classes of shares of beneficial interest (“Shares”), designated as Class A Shares, Class I Shares, Class II Shares and Class L Shares to investors eligible to invest in the Fund. Class I and Class II Shares are offered at net asset value. Class A and Class L Shares are offered at net asset value plus a maximum sales charge of 3.50% and 2.25%, respectively. On March 24, 2023, the Board of Trustees of the Fund (the “Board”) unanimously agreed to convert Class AA, Class C and Class T shares into Class A, Class II, and Class L shares respectively. On May 26, 2023, the share class conversions took place.

The Fund may offer additional classes of Shares as well in the future. Each class of Shares has certain differing characteristics, particularly in terms of the sales charges that Investors (defined below) in that class may bear, and the distribution fees and/or shareholder servicing fees that each class may be charged. The net asset value (“NAV”) for each Share class is calculated separately based on the fees and expenses applicable to each class of Shares. It is expected that the NAV of each Share class will vary over time as a result of the differing fees and expenses applicable to each class of Shares, different inception dates and different offering prices of each respective Share class on its initial closing. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day based upon the total net assets of each class.

The Fund is a registered investment fund. The Fund is similar to an unregistered private fund in that (i) Shares are sold in comparatively large minimum denominations in private placements solely to high net worth individuals and institutional investors, and are subject to restrictions on transfer, and (ii) the Fund pays, and investors bear, an asset-based investment management fee, and are subject indirectly to asset-based fees, carried interests, and incentive allocations charged by the “Underlying Funds” in which the Fund invests. “Underlying Funds” means investment companies such as open-end registered funds, closed-end funds, and exchange traded funds (“ETFs”), business development companies, or private funds exempt from registration such as hedge funds, private credit funds and “Investment Funds”. “Investment Funds” means private equity pooled investment vehicles of any type, including primary offerings and secondary acquisitions of interests in alternative funds that pursue private equity strategies and co-investment opportunities in operating companies presented by one or more Investment Funds.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (“ASC 946”) including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value as reported by such investment companies that follow ASC 946. The valuation of the Fund’s investments in Underlying Funds (including Investment Funds) is ordinarily determined based upon valuations provided by the Underlying Funds on a monthly, or even quarterly basis (with respect to most Investment Funds). A large percentage of the securities in which the Investment Funds or certain other Underlying Funds invest will not have a readily ascertainable market price and will be valued by the Underlying Fund. In this regard, an Underlying Fund may face a conflict of interest in valuing the securities, as their value may affect the Underlying Fund’s compensation or its ability to

Princeton Everest Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

raise additional funds. When investing in an Underlying Fund (other than publicly offered mutual funds and ETFs), the Adviser will conduct a due diligence review of the valuation methodology utilized by the Underlying Fund, which will include a determination whether the Underlying Fund utilizes market values when available, and otherwise will utilize principles of fair value which the Adviser believes are consistent with those used by the Fund. However, no assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Underlying Fund, the accuracy of the valuations provided by the Underlying Funds, that the Underlying Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Underlying Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Adviser oversees the valuation of the Fund’s investments pursuant to procedures adopted by the Board. The Adviser may face conflicts of interest in overseeing the valuation of the Fund’s investments, as the value of the Fund’s investments affects the Adviser’s compensation. Moreover, the Adviser generally does not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by an Underlying Fund. Further, such information may be provided on a quarterly basis while the Fund provides valuations on a monthly basis.

The Adviser is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies and evaluating the overall fairness and consistent application of the valuation policies. A valuation committee comprised of the Fund’s personnel meets monthly, or as needed, to determine the valuation of the Fund’s investments.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

Princeton Everest Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2024, for the Fund’s assets and liabilities measured at fair value:

				Investments
Assets *	Level 1	Level 2	Level 3	Valued at NAV	Total
Private Funds	$—	$—	$4,038,861	$98,805,088	$102,843,949
Business Development Companies	4,570,160	—	—	—	4,570,160
Exchange-Traded Funds	14,509,501	—	—	—	14,509,501
Mutual Funds	18,401,354	—	—	—	18,401,354
Short Term Investment	7,774,591	—	—	—	7,774,591
Total Investments:	$45,255,606	$—	$4,038,861	$98,805,088	$148,099,555

*	Refer to the Consolidated Portfolio of Investments for industry classification.

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value:

			Proceeds from		Change in
	Beginning		sales and	Net	unrealized	Transfers	Transfers	Ending
	Balance	Cost of	principal	realized	appreciation/	into	out of	Balance
Investments	3/31/24	purchases	paydowns	gain (loss)	(depreciation)*	Level 3	Level 3	9/30/24
Private Funds	$4,559,729	$—	$(725,560)	$440,292	$(235,600)	$—	$—	$4,038,861

*	This amount also represents the change in unrealized appreciation/(depreciation) still held as of September 30, 2024.

The following table is a summary of the valuation techniques and unobservable inputs used in the fair value measurements as of September 30, 2024:

Investment	Value at	Valuation	Unobservable	Single Input or	Weighted
Type	09/30/2024	Technique	Inputs	Range of Inputs	Average^
		Public markets based	Q3 Monthly 2024
Private Funds	$4,038,861	polynomial pricing model	Public Securities Pricing*	-3.73% to 15.34%	0.00%
			Q3 Monthly 2024
			S&P Total Return*	1.22% to 2.43%	1.90%

*	An increase in the input would indicate an increase in fair value.

^	Weighted average is calculated by summing the products of the inputs and the assets to which the input is applied and dividing by the total level 3 assets.

Investments Valued at NAV – ASC Topic 820 permits a reporting entity to measure the fair value of an Investment Interest that does not have a readily determinable fair value based on the NAV per share, or its equivalent, of the Investment Interest as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

Adjustments to the NAV provided by the Adviser would be considered if the practical expedient NAV was not as of the Fund’s measurement date; it was probable that the alternative investment would be sold at a value materially different than the reported expedient NAV; or it was determined by the Fund’s valuation procedures that the private equity is not being reported at fair value.

Princeton Everest Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

The following are restricted securities measured at NAV per share or Level 3 investments:

Underlying Fund	Initial Acquisition Date	Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Fund Termination	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms
Apollo Hybrid Value Fund, L.P.	10/29/2018	Value	Investments in debt and equity securities that trade for less than their intrinsic values due to long-term secular changes, misunderstood risk/reward, company-specific conditions and episodic market dislocation.	$13,156,243	$16,163,756	2028 Subject to three-year extension	None	N/A	Liquidity in form of distributions from investments.
Apollo Investment Fund VI, LP	6/30/2023	Private Equtiy Leveraged Buyout	Apollo seeks to source attractive investment opportunities at value-oriented prices and unlock strong performance by harnessing the depth and breadth of the Firm’s integrated investment management businesses.	$84,908	$73,072	2016*	None	N/A	Liquidity in form of distributions from investments.
Apollo Investment Fund X LP	10/1/2022	Private Equity Leverage Buyout	Apollo seeks to source attractive investment opportunities at value-oriented prices and unlock strong performance by harnessing the depth and breadth of the Firm’s integrated investment management businesses.	$2,765,535	$7,194,521	2032 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.
Bain Capital Fund X, L.P.	6/30/2023	Private Equtiy Leveraged Buyout	Investments in direct loans and other non-bank debt securities that seek to generate current income from attractive interest rates and to realize gains on debt investments and underlying assets acquired at a discount.	$5,916,964	$997,716	2017*	None	N/A	Liquidity in form of distributions from investments.
Bain Capital Special Situations Asia, L.P.	4/19/2018	Private Debt	Investments in direct loans and other non-bank debt securities that seek to generate current income from attractive interest rates and to realize gains on debt investments and underlying assets acquired at a discount.	$4,038,861	$1,618,628	2026 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.
Blackstone Capital Partners IX L.P.	6/29/2022	Private Equity Leverage Buyout	The Investment process, from the initial identification of the investment opportunity to the final investment decision, through our ownership period to the ultimate monetization, is a disciplined approach integrating financial and ESG objectives.	$(27,347)	$8,646,062	2033 Subject to two-year extension	None	N/A	Liquidity in form of distributions from investments.
Blackstone Capital Partners V, L.P.	6/30/2023	Private Equtiy Leveraged Buyout	The Investment process, from the initial identification of the investment opportunity to the final investment decision, through our ownership period to the ultimate monetization, is a disciplined approach integrating financial and ESG objectives.	$14,378	$1,596,526	2016*	None	N/A	Liquidity in form of distributions from investments.
Blackstone Capital Partners VIII L.P.	2/28/2020	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$2,844,422	$883,198	2030 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.
Bridge Debt Strategies Fund II LP	9/18/2017	Private Debt	Investments in direct loans and other non-bank debt securities that seek to generate current income from attractive interest rates and to realize gains on debt investments and underlying assets acquired at a discount.	$601,863	$13,093	2022 Subject to two one-year extensions*	None	N/A	Liquidity in form of distributions from investments.
Carlyle Direct Alternative Opportunities Fund II, L.P.	3/11/2022	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$3,203,784	$1,967,061	2030 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.

Princeton Everest Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

Underlying Fund	Initial Acquisition Date	Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Fund Termination	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms
Carlyle Partners Fund VIII	4/15/2022	Private Equity Leverage Buyout	Investments in control-oriented and strategic minority investments in mainly buyout transaction, with equity investments where opportunity available to Carlyle ranges from $300 million to more than $2 billion of total equity capital.	$5,623,431	$4,984,355	2032 Subject to two one-year extensions	None	NA	Liquidity in form of distributions from investments.
Ellington Private Opportunities Partners II LP	6/14/2018	Private Debt	Investments in direct loans and other non-bank debt securities that seek to generate current income from attractive interest rates and to realize gains on debt investments and underlying assets acquired at a discount.	$2,282,798	$—	2022 Subject to two one-year extensions*	None	N/A	Liquidity in form of distributions from investments following the investment period.
Ellington Private Opportunities Partners III LP	11/12/2021	Private Debt	Investments in direct loans and other non-bank debt securities that seek to generate current income from attractive interest rates and to realize gains on debt investments and underlying assets acquired at a discount.	$2,580,302	$450,000	2026 Subject to a one-year extension	None	N/A	Liquidity in form of distributions from investments following the investment period.
Guggenheim Private Debt Fund 2.0, LLC	7/15/2016	Private Debt	This fund seeks to generate current income and long-term capital appreciation by investing in a portfolio of privately negotiated debt investments, along with equity kickers and miscellaneous preferred and other equity investments.	$93,854	$3,409,690	2024 Subject to three one-year extensions	None	N/A	Liquidity in form of distributions from investments following the investment period.
Hellman & Friedman Capital Partners X (Parallel), L.P.	3/31/2024	Private Equtiy Leveraged Buyout	HFCP X will primarily seek to build a concentrated portfolio of high-quality public and private companies where the Firm can devote significant resources to drive long-term capital appreciation.	$425,569	$139,520	2030 Subject to two year extension	None	N/A	Liquidity in form of distributions from investments.
Hellman & Friedman Capital Partners XI, LP	6/15/2022	Private Equtiy Leveraged Buyout	The partnership’s primary purpose is to make investments, both within the United States and internationally, for long-term capital appreciation, in public and private companies.	$—	$20,000,000	2032 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.
KKR Americas Fund XII L.P.	3/3/2016	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$2,618,962	$213,625	2028	None	NA	Liquidity in form of distributions from investments.
KKR Asian Fund III L.P.	3/31/2017	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$3,541,516	$436,986	2028	None	NA	Liquidity in form of distributions from investments.
KKR European Fund V SCSp	1/1/2019	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$3,280,204	$331,151	2030 Subject to two one-year extensions	None	NA	Liquidity in form of distributions from investments.
KKR Indigo Equity Partners A L.P.	6/9/2022	Private Equity Continuation Vehicle	The investment objective and policy of the Partnership are to acquire a Portfolio Investment in Internet Brands.	$2,122,901	$—	2027 Subject to two-year extension	None	NA	Liquidity in form of distributions from investments.

Princeton Everest Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

Underlying Fund	Initial Acquisition Date	Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Fund Termination	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms
KKR North America Fund XI, LP	5/13/2016	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$3,354,015	$16,629	2023*	None	N/A	Liquidity in form of distributions from investments.
KKR North America Fund XIII, SCSp	6/25/2021	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$3,215,997	$1,319,302	2032 Subject to two-year extension	None	N/A	Liquidity in form of distributions from investments.
Madison Dearborn Capital Partners V, L.P.	6/30/2023	Private Equtiy Leveraged Buyout	MDCPV seeks superior long-term capital appreciation through investment in a wide range of private equity, equity-related, and debt transactions.	$11,892	$76,746	2016*	None	N/A	Liquidity in form of distributions from investments.
Silver Lake Alpine II, L.P.	12/24/2021	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$4,050,590	$1,214,977	2032 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.
Silver Lake Partners VII LP	8/1/2022	Private Equity Leverage Buyout	The principal investment objective of the Underlying Fund is to make private equity investments in large-scale companies within the technology, technology-enabled and related growth industries. Investments will be effected using a broad variety of investment types and transaction structures.	$2,272,183	$7,830,924	2032 Subject to three one-year extensions	None	N/A	Liquidity in form of distributions from investments.
TPG Healthcare Partners, L.P.	12/31/2018	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$5,733,116	$725,717	2028 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.
TPG Partners IX LP	5/2/2022	Private Equity Leverage Buyout	TPG IX is being formed to seek attractive returns by making significant investments in operating companies through acquisitions and financings.	$4,317,679	$5,989,344	2032 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.
TPG Partners V, L.P.	6/30/2023	Private Equtiy Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$5,114	$32,477	2016*	None	N/A	Liquidity in form of distributions from investments.
TPG Partners VIII, L.P.	12/31/2018	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$9,264,806	$955,126	2028 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.
Warburg Pincus Global Growth 14 L.P.	2/1/2022	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$2,675,679	$2,662,500	2034 Subject to two-year extension	None	N/A	Liquidity in form of distributions from investments.
Warburg Pincus Global Growth, L.P.	3/26/2019	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$12,773,730	$580,000	2031 Subject to two-year extension	None	N/A	Liquidity in form of distributions from investments.
TOTAL				$102,843,949	$90,522,702

*	The general partner of the Underlying Fund has exercised its right to extend the fund beyond its initial termination date as it exits its investments.

Princeton Everest Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

Unfunded Commitments – As of September 30, 2024, the Fund had total unfunded commitments of $90,522,702. The Fund’s commitment strategy aims to sustain a high level of investment where possible by making commitments based on anticipated future distributions from investments. The commitment strategy also takes other anticipated cash flows into account, such as those relating to new subscriptions, the tender of Shares by Investors, amounts available through borrowing, and any distributions made to Investors.

Consolidation of Subsidiary – Princeton Private Investments Holdings, LLC (“PPIH”) – The Fund formed a wholly owned subsidiary for the sole purpose of holding all the Fund’s illiquid private fund investments. PPIH is a Delaware LLC and is a disregarded entity for tax purposes. The results of operations from PPIH have been consolidated with the Fund’s for financial reporting purposes.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Distributions from Investment Funds are recorded either as investment income, realized gains or return of capital based on how the income for such distributions were derived as characterized by management of the Investment Funds. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed at least annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2021, to September 30, 2023 or expected to be taken for the tax year ended September 30, 2024. The Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Cash – Cash includes cash held or deposited in bank accounts. The Fund deposits cash with financial institutions. These deposits are guaranteed by the Federal Deposit Insurance Company up to an insurance limit.

Escrowed Cash, Subscriptions Received in Advance and Restricted Cash Balances – The Fund utilizes escrow agents to hold cash deposited to escrow accounts by potential investors. Cash deposits must be accompanied by corresponding subscription agreements to be held in escrow. If cash is received without an accompanying subscription document or if the potential investor is denied admittance to the Fund, the cash is returned to the potential investor. At each close date, upon receiving notification from the Fund, the escrow agent will release the cash for Shareholders being admitted into the Fund to the Fund’s unrestricted operating account. Restricted cash balances and money market funds held in escrow, as of September 30 2024, totaled $340,000. A corresponding liability is included in subscriptions received in advance on the statement of assets and liabilities.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Princeton Everest Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended September 30, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments) amounted to $30,571,598 and $36,880,415, respectively.

The following risks relate to investments by the Fund and the Underlying Funds (including Investment Funds) in which it may invest:

Investment Risk. All investments risk the loss of capital. The value of the Fund’s total net assets should be expected to fluctuate. No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s performance depends upon the Adviser’s selection of Investment Funds, the allocation of offering proceeds thereto and the performance of the Investment Funds. The Investment Funds’ investment activities involve the risks associated with private equity investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors which are beyond the control of the Fund or the Investment Funds. Although the Adviser will attempt to moderate these risks, no assurance can be given that (i) the Investment Funds’ investment programs, investment strategies and investment decisions will be successful, (ii) the Investment Funds will achieve their return expectations, (iii) the Investment Funds will achieve any return of capital invested, (iv) the Fund’s investment activities will be successful, or (v) Investors will not suffer losses from an investment in the Fund.

Limitations on Transfer; Shares Not Listed; No Market for Fund Shares. The transferability of Shares is subject to certain restrictions, including restrictions imposed under applicable securities laws. The Shares are not traded on any securities exchange or other market. No market currently exists for Shares and none is expected to develop.

Closed-End Fund; Liquidity Risks. The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An Investor should not invest in the Fund if the Investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund may offer to repurchase Shares from time to time, an Investor may not be able to redeem its Shares for a substantial period of time.

Substantial Fees and Expenses. By investing in Underlying Funds (including Investment Funds) through the Fund, an Investor bears a portion of the Management Fee and other expenses of the Fund. An Investor also indirectly bears a portion of the asset-based fees, incentive allocations, carried interests or fees and operating expenses borne by the Fund as an investor in the Underlying Funds.

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund’s net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations. The Fund does not intend to invest more than 25% of its gross assets (measured at the time of purchase) in any one Investment Fund.

Private Credit Fund Risks. The Fund is subject to all risks associated with the private credit funds in which it may invest. Prepayment risk is associated with debt investment strategies, including investments in mortgages or mortgage-related securities, consumer credit or corporate credit. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. Also, the Underlying Funds may invest in low grade or unrated debt securities (i.e., “high yield” or “junk” bonds or leveraged loans) or investments in securities of distressed companies. Such investments involve substantial risks.

Valuation of the Fund’s Interests in Underlying Funds. The valuation of the Fund’s investments in Underlying Funds is ordinarily determined based upon valuations provided by the Underlying Funds on a daily, monthly, or even quarterly basis (with respect to most Investment Funds). A large percentage of the securities in which the Investment Funds or certain other Underlying Funds invest do not have a readily ascertainable market price and are valued by the Underlying

Princeton Everest Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

Fund. The Adviser oversees the valuation of the Fund’s investments pursuant to procedures adopted by the Board. The Adviser may face conflicts of interest in overseeing the valuation of the Fund’s investments, as the value of the Fund’s investments will affect the Adviser’s compensation. Moreover, the Adviser generally does not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by an Underlying Fund. Further, such information may be provided on a quarterly basis while the Fund provides valuations on a monthly basis.

Commitment Strategy. The Fund may seek to employ an “over-commitment” strategy with respect to its investments in private funds in order to boost returns, while balancing the need for a certain level of liquidity. Holding a sizeable cash position may result in lower returns to the extent the Fund holds cash rather than employing an “over-commitment” strategy. However, an inadequate cash position presents other risks to the Fund, including an adverse impact on the Fund’s ability to fund capital contributions, to pay for repurchases of Shares tendered by Investors or to meet expenses generally. Moreover, if the Fund defaults on its commitment to an Investment Fund or fails to satisfy capital calls to an Investment Fund in a timely manner then, generally, it will be subject to significant penalties, such as the forfeiture of some or all of the Fund’s capital contribution to the Investment Fund. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, (iii) indirectly cause the Fund and its Investors to be subject to certain penalties from the Investment Funds (including the forfeiture of a portion of the Fund’s investment in an Investment Fund), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, climate-change and climate-related events, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

International conflicts in Eastern Europe and the Middle East have led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC (the “Adviser”) serves as the Fund’s investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee (the “Management Fee”) monthly in arrears. For purposes of determining the Management Fee payable to the Adviser for any month, the total managed assets are calculated as the value of the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities (other than liabilities representing leverage), at an annual rate of 1.20% of the Fund’s total managed assets. For the six months ended September 30, 2024, the Fund incurred $863,465 in management fees.

The Fund may invest a portion of its assets in the Deer Park Total Return Credit Fund and Princeton Premium Fund, each advised by the Adviser. The Adviser has voluntarily elected to waive a portion of the Management Fee attributable to assets of the Fund invested in any investment company advised by the Adviser. The portion waived is equal to the amount of the management fee paid to the Adviser by such affiliated investment company, less the attributable amount of (i) any fees to any subadvisor to the affiliated investment company and (ii) any fee waivers, expense reimbursements and other direct expenses incurred by the Adviser to the affiliated investment company. Fees waived pursuant to this voluntary waiver are not subject to recoupment in future periods. As of September 30, 2024, the Adviser waived $35,390 in management fees pursuant to the voluntary agreement.

Princeton Everest Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

The Adviser has entered into an expense limitation and reimbursement agreement with the Fund, which has been amended and restated to be effective until July 31, 2025 (the “Limitation Period”) to limit the amount of “Specified Expenses” (as described below) borne by the Fund for each Share class during the Limitation Period to an amount not to exceed 0.75% per annum of the Fund’s net assets attributed to such Share class (the “Expense Cap”). “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: the Fund’s direct expenses or proportional share of (i) fees, expenses, allocations, carried interests, etc. of the Underlying Funds in which the Fund invests (including all acquired fund fees and expenses), (ii) transaction costs, including legal costs and brokerage commissions, of the Fund associated with the acquisition and disposition of primary interests, secondary interests, co-investments, ETF investments, and other investments, (iii) interest payments incurred by the Fund, (iv) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund, (v) taxes of the Fund, (vi) extraordinary expenses of the Fund as determined in the Adviser’s sole discretion, which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses, (vii) the distribution fees and/or service fees paid by the Fund, and (viii) the Management Fee or any other investment management fee paid by the Fund. “Extraordinary expenses” are expenses incurred outside of the ordinary course of business, including, without limitation, litigation or indemnification expenses, excise taxes, and costs incurred in connection with holding and/or soliciting proxies for a meeting of the Investors. These expenses will be in addition to the expenses of the Fund that may be limited by the Adviser to 0.75% of the Fund’s net assets. To the extent that Specified Expenses for any month during the Limitation Period exceed the Expense Cap, the Adviser will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser bears Specified Expenses, it is permitted to receive reimbursement by the Fund for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years after such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Specified Expenses have fallen to a level below the lower of the Expense Cap or the then-current expense limitation, and the reimbursement amount does not raise the level of Specified Expenses in the month the reimbursement is being made to a level that exceeds the lower of the Expense Cap or the then-current expense limitation. For the six months ended September 30, 2024, the Adviser recaptured $0 of previously waived expenses and there are none available for recoupment.

Distributor – The Fund, pursuant to the conditions of the exemptive order issued by the SEC, has adopted distribution and/or service plans with respect to Class A, Class II and Class L Shares (the “Distribution and Service Plan”) in conformity with Rule 12b-1 under the 1940 Act.

An annual “Distribution and/or Service Fee” of up to 0.60%, 0.30% and 0.85% of the aggregate net asset value of Class A, Class II and Class L Shares, respectively, determined and accrued as of the last day of each calendar month (before any repurchases of Fund Shares), is charged on an aggregate class-wide basis, and Investors will be subject to the fee as long as they hold their Class A, Class II and Class L Shares. Class I Shares are not subject to a Distribution and/or Service Fee.

For the six months ended September 30, 2024, the Fund incurred Distribution and/or Service Fees of $49,011, $11,149, and $32,456 for Class A, Class II, and Class L Shares, respectively.

Under the terms of a distribution agreement (the “Distribution Agreement”) effective January 15, 2019, with Northern Lights Distributors LLC (“NLD”), NLD was authorized to retain brokers, dealers and certain financial advisors (which may include wealth advisors) (each a “financial intermediary”) for distribution services and to provide related sales support to Investors holding Class A, Class II and Class L Shares. Each compensated financial intermediary is paid by NLD based on the aggregate net asset value held by Investors that receive services from such financial intermediary. NLD is expected to pay a Distribution and/or Service Fee to such financial intermediaries, who may use such fees to compensate the financial advisory personnel involved in the placement and on-going service, as applicable of Class A, Class II and Class L Shares.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Princeton Everest Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

5.	REPURCHASE OF SHARES

No Fund shareholder (“Shareholder” or “Investor”) has the right to require the Fund to redeem his, her or its Shares. The Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that it will recommend to the Board that the Fund offer to repurchase Shares from Investors on a quarterly basis with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to not more than 5% of the net assets of the Fund. Each repurchase offer will generally commence approximately 100 days prior to the applicable repurchase date.

A 2% early repurchase fee will be charged by the Fund with respect to any repurchase of any Share class from an Investor at any time prior to the day immediately preceding the one-year anniversary of the Investor’s purchase of such Shares. Such repurchase fee will be retained by the Fund and will benefit the Fund’s remaining Investors. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. An early repurchase fee payable by an Investor may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.

During the six months ended September 30, 2024, the Fund repurchased tendered shares as follows:

						Shares
						Outstanding
				Net Asset	Redemption	on Repurchase
			Number of	Value of	Value of	Date,
	Repurchase	% of Shares	Shares	Shares	Shares	Before
Repurchase Date	Offer Amount	Tendered	Tendered	Tendered	Tendered	Repurchase
June 30, 2024
Class A		1.67%	19,577	$14.08	$275,649	1,169,431
Class I		0.94%	72,421	$14.65	$1,060,387	7,699,661
Class L		0.59%	3,273	$13.83	$45,261	552,880
Total	$7,279,257				$1,381,297
September 30, 2024
Class A		1.68%	19,502	$14.36	$280,045	1,157,535
Class I		2.07%	160,192	$14.96	$2,396,478	7,738,986
Class II		5.31%	27,759	$14.60	$405,282	522,384
Class L		11.29%	62,042	$14.11	$875,411	549,607
Total	$7,215,935				$3,957,216

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of September 30, 2024, the Fund continues to qualify as a regulated investment company.

The Fund’s tax year end is September 30, 2024, as such, the information in this section is as of the Fund’s tax year end.

The tax character of Fund distributions paid for the tax years ended September 30, 2024 and September 30, 2023 was as follows:

	Tax Year Ended	Tax Year Ended
	September 30,	September 30,
	2024	2023
Ordinary Income	$592,816	$2,510,166
Long-Term Capital Gain	1,597,899	9,310,817
Return of Capital	—	—
	$2,190,715	$11,820,983

Princeton Everest Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	Loss and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$1,511,737	$1,316,683	$—	$—	$(1,483,073)	$28,910,435	$30,255,782

The difference between book basis and tax basis accumulated ordinary income/(loss) and other book/tax differences are primarily attributable to the tax deferral of losses on wash sales, the unamortized portion of organization expenses for tax purposes and adjustments for partnerships.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The Fund has not yet received all such Schedule K-1s for the year ended December 31, 2024 (the underlying Investment Funds’ year-end); therefore, the tax basis of investments for 2024 will not be finalized by the Fund until after the fiscal period end.

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$119,189,120	$35,200,006	$(6,289,571)	$28,910,435

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities or under common management. Companies which are affiliates of the Fund on September 30, 2024, are noted in the Fund’s Consolidated Portfolio of Investments. Transactions during the six months ended September 30, 2024, with companies which are affiliates are as follows:

					Net Change
					in		Dividends
	Fair Value -				Unrealized	Fair Value -	Credited	Shares at
	Beginning		Sales	Realized	Appreciation/	End	to	End
Description	of Period	Purchases	Proceeds	Gain/Loss	Depreciation	of Period	Income	of Period
Deer Park Total Return Credit Fund - Class I	$3,857,017	$10,683	$(3,833,457)	$(341,787)	$307,544	$—	$10,683	—
Princeton Premium Fund - Class I	5,697,872	497,723	(407,610)	8,360	(91,537)	5,704,808	114,695	478,591
Total	$9,554,889	$508,406	$(4,241,067)	$(333,427)	$216,007	$5,704,808	$125,378	478,591

9.	COMMITMENTS AND CONTINGENCIES

Revolving Credit Agreement

The Fund has a line of credit with Barclays Bank, PLC of up to $20,000,000 with a maturity date of May 8, 2025, under a revolving credit agreement. The line of credit is secured by substantially all Fund assets and is used for a variety of short-term cash management purposes, including to pay unfunded commitments to the restricted securities discussed in Note 2. The Fund may request credit increases in $1,000,000 increments. The cost for the borrowing against the line of credit is SOFR plus 3.41% per annum and the effective rate as of September 30, 2024, was 9.01%.

For the six months ended September 31, 2024, the interest expense and loan costs were $ 0 and $120,000, respectively, which are included in interest expense on the consolidated statement of operations. There was no outstanding borrowing as of September 30, 2024, or during the year.

10.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded there are no subsequent events that would have an impact requiring adjustment or disclosure in the financial statements except for those items disclosed elsewhere in these consolidated financial statements.

PRIVACY NOTICE
FACTS	WHAT DOES PRINCETON EVEREST FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	● Social Security number	● Purchase History

	● Assets	● Account Balances

	● Retirement Assets	● Account Transactions

	● Transaction History	● Wire Transfer Instructions

● Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Princeton Everest Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Princeton Everest Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Princeton Everest Fund
What we do
How does Princeton Everest Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Princeton Everest Fund collect my personal information?

We collect your personal information, for example, when you

●     Open an account

●     Provide account information

●     Give us your contact information

●     Make deposits or withdrawals from your account

●     Make a wire transfer

●     Tell us where to send the money

●     Tells us who receives the money

●     Show your government-issued ID

●     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     Sharing for affiliates’ everyday business purposes — information about your creditworthiness

●     Affiliates from using your information to market to you

●     Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Princeton Everest Fund does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Princeton Everest Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Princeton Everest Fund doesn’t jointly market.

Princeton Everest Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2024

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-924-2454 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-PORT may be obtained by calling 1-800-SEC-0330.

Investment Advisor:
PRINCETON FUND ADVISORS, LLC
8500 Normandale Lake Blvd., Suite 1900
Minneapolis, MN 55437
952-897-5388

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable – Closed-End Fund

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Princeton Everest Fund

By (Signature and Title)
/s/ John L. Sabre
John L. Sabre, Principal Executive Officer/ President

Date	12/06/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ John L. Sabre
John L. Sabre, Principal Executive Officer/ President

Date	12/06/24

By (Signature and Title)
/s/ Christopher Moran
Christopher Moran, Principal Financial Officer/Treasurer

Date	12/06/24